Note 8 - Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of Intangible Assets, Total	$ 1.4	$ 0.9	$ 0.7